Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option rights
The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2013	2012	2011
Risk-free interest rate	1.37%	.78%	1.13%
Expected life of option rights	5.10 years	5.11 years	5.27 years
Expected dividend yield of stock	1.32%	1.43%	1.77%
Expected volatility of stock	.281	.274	.303

Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
A summary of the Company’s non-qualified and incentive stock option right activity for employees and nonemployee directors, and related information for the years ended December 31 is shown in the following table:

	2013			2012			2011
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	6,748,126	$79.39		9,857,695	$60.31		10,009,385	$55.82
Granted	898,728	179.67		1,089,240	152.93		1,407,259	78.72
Exercised	(1,127,942)	61.46		(4,140,822)	53.40		(1,480,058)	47.15
Forfeited	(33,278)	115.24		(57,730)	78.01		(76,354)	67.02
Expired	(1,042)	79.73		(257)	72.65		(2,537)	53.65
Outstanding end of year	6,484,592	$96.25	$563,554	6,748,126	$79.39	$494,699	9,857,695	$60.31	$287,526
Exercisable at end of year	4,424,674	$71.86	$492,689	4,245,891	$61.43	$386,484	6,908,116	$54.24	$243,440

Summary of grants of restricted stock to certain officers, key employees and non-employee directors
A summary of grants of restricted stock to certain officers, key employees and nonemployee directors during each year is as follows:

	2013	2012	2011
Restricted stock granted	172,406	301,856	300,677
Weighted-average per share fair value of restricted stock granted during the year	$163.63	$99.47	$84.86

Summary of the Company's restricted stock activity
A summary of the Company’s restricted stock activity for the years ended December 31 is shown in the following table:

	2013	2012	2011
Outstanding at beginning of year	919,748	1,304,891	1,266,201
Granted	172,406	301,856	300,677
Vested	(334,750)	(412,859)	(16,072)
Forfeited	(8,022)	(274,140)	(245,915)
Outstanding at end of year	749,382	919,748	1,304,891